SHARE BASED PAYMENTS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
SHARE BASED PAYMENTS
Balance, Number Of Stock Options	22,205,958	19,381,819
Cancelled	3,000,000	1,775,861
Granted	1,000,000	4,600,000
Balance, Number Of Stock Options	20,205,958	22,205,958
Balance, Weighted Average Exercise Price	$ 0.42	$ 0.45
Cancelled, Weighted Average Exercise Price	0.40	0.46
Granted, Weighted Average Exercise Price	0.13	0.32
Balance, Weighted Average Exercise Price	$ 0.41	$ 0.42